UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: December 31, 2010

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total:$ 362,659,885

                     31-Dec-10   TITLE                   VALUE      SHARES/        INVSTMT     VOTING

Name of Issuer                 OF CLASS      CUSIP     (x$1000)     PRN AMT        DSCRETN      AUTH
American Express                  COM      O25816109     1010             23525     SOLE        SOLE
Amgen Inc                         COM      031162100     6662            121352     SOLE        SOLE
Analog Devices Inc.               COM      032654105     15146           402068     SOLE        SOLE
AT &T Inc                         COM      00206R102      496             16891     SOLE        SOLE
Bank of New York                  COM      064057102      770             25488     SOLE        SOLE
Beckman Coulter Inc.              COM      075811109     16847           223940     SOLE        SOLE
Berkshire Hathaway Inc CL A       COM      084670108      723                 6     SOLE        SOLE
Berkshire Hathaway Inc CL B       COM      084670207      785              9800     SOLE        SOLE
Biogen Idec                       COM      09062X103     12074           180078     SOLE        SOLE
Boeing                            COM      097023105      242              3703     SOLE        SOLE
Bristol Myers                     COM      110122108      357             13500     SOLE        SOLE
Brown Forman CL B                 COM      115637209     11434           164236     SOLE        SOLE
Caterpillar                       COM      149123101      347              3700     SOLE        SOLE
Charles River Labs                COM      159864107     5214            146700     SOLE        SOLE
Coca Cola Co.                     COM      191216100     1279             19450     SOLE        SOLE
Coca Cola FEMSA S A DE C          COM      191241108     9316            113020     SOLE        SOLE
Colgate Palmolive                 COM      194162103     1137             14150     SOLE        SOLE
Dionex Corp.                      COM      254546104     14815           125536     SOLE        SOLE
Disney Walt Co Del                COM      254687106      826             22014     SOLE        SOLE
Emerson Electric Co               COM      291011104      247              4312     SOLE        SOLE
ISHARE MSCI Hong Kong             COM      464286871     5267            278400     SOLE        SOLE
ISHARE MSCI Brazil                COM      464286400     5460             70540     SOLE        SOLE
Exxon Mobil Corp                  COM      30231G102     2733             37378     SOLE        SOLE
General Electric                  COM      369604103     3952            216090     SOLE        SOLE
General Mills Inc.                COM      370334104      498             14000     SOLE        SOLE
Grainger WW Inc.                  COM      384802104     11988            86798     SOLE        SOLE
Grupo Televiso                    COM      40049J206     5702            219894     SOLE        SOLE
Harley Davidson                   COM      412822108     1780             51350     SOLE        SOLE
Halozyme                          COM      40637H109     2475            312525     SOLE        SOLE
Heinz                             COM      423074103      836             16900     SOLE        SOLE
Henry Schein Inc                  COM      806407102     6358            103564     SOLE        SOLE
Hershey Foods Corp                COM      427866108     6579            139534     SOLE        SOLE
Hewlett Packard                   COM      428236103     9164            217665     SOLE        SOLE
Home Depot                        COM      437076102      931             26553     SOLE        SOLE
Honeywell Intl Inc                COM      438516106     10701           201300     SOLE        SOLE
IBM                               COM      459200101     1434              9772     SOLE        SOLE
Idex Laboratories                 COM      45168D104     4802             69375     SOLE        SOLE
Incyte                            COM      45337C102      257             15500     SOLE        SOLE
Illinois Tool Wks                 COM      452308109     4406             82500     SOLE        SOLE
Johnson & Johnson                 COM      478160104     16275           263132     SOLE        SOLE
Kellogg Co                        COM      487836108      254              4975     SOLE        SOLE
McAfee                            COM      579064106     3191             68900     SOLE        SOLE
McDonalds Corp                    COM      580135101      353              4600     SOLE        SOLE
Merck & Co                        COM      589331107     2425             67282     SOLE        SOLE
Minn Mng & Mfg Co                 COM      604059105     10360           120051     SOLE        SOLE
Monsanto                          COM      61166W101     1888             27105     SOLE        SOLE
Nabors Industries                 COM      G6359F103     3314            141250     SOLE        SOLE
Novo Nordisk                      COM      670100205     7878             69975     SOLE        SOLE
Nektar                            COM      640268108      621             48300     SOLE        SOLE
Occidental Pete Corp Cal          COM      674599105     7681             78298     SOLE        SOLE
Pepsico                           COM      713448108     1331             20377     SOLE        SOLE
Power Shares Global Energy        COM      73936T615     4988            357279     SOLE        SOLE
PowerSharesGolden Dragon          COM      73935X401     3285            123295     SOLE        SOLE
Proctor & Gamble                  COM      742718109      693             10765     SOLE        SOLE
Raytheon Company New              COM      755111507     6287            135662     SOLE        SOLE
Rockwell Automation Inc.          COM      774347108     2153             30021     SOLE        SOLE
Rockwell Collins                  COM      774341101     5020             86173     SOLE        SOLE
Ross Stores Inc                   COM      778296103     1793             28340     SOLE        SOLE
Sara Lee Corp.                    COM      803111103      258             14732     SOLE        SOLE
Schlumberger Limited              COM      806857108     16882           202178     SOLE        SOLE
Southern Co                       COM      842587107     1367             35750     SOLE        SOLE
State Street Corp                 COM      857477103     4580             98832     SOLE        SOLE
Stratasys Inc                     COM      862685104     9359            286741     SOLE        SOLE
Syngenta                          COM      87160A100     12232           208100     SOLE        SOLE
Teradyne Inc                      COM      880770102      329             23450     SOLE        SOLE
Teva Pharmaceutical               COM      881624209     11419           219055     SOLE        SOLE
Tiffany & Co.                     COM      886547108     24718           396941     SOLE        SOLE
VCA Antech Inc                    COM      918194101     9811            421245     SOLE        SOLE
Verizon                           COM      92343V104      842             23519     SOLE        SOLE
Viacom B                          COM      92553P201      202              5108     SOLE        SOLE
Walgreens                         COM      931422109      214              5500     SOLE        SOLE
Williams Sonoma                   COM      969904101     4559            127750     SOLE        SOLE
Wisdom Tree India                 COM      97717W422      274             10395     SOLE        SOLE
WPP Group PLC                     COM      929309300      779             12536     SOLE        SOLE